Hoya Capital Housing ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 95.5%
		Home Building Products & Materials - 13.6%
7,816		A.O. Smith Corporation	$617,855
5,715		American Woodmark Corporation (a)	352,273
5,196		Armstrong World Industries, Inc.	550,620
9,478		Beacon Roofing Supply, Inc. (a)	473,047
12,058		Builders FirstSource, Inc. (a)	837,308
2,555		Cavco Industries, Inc. (a)	760,087
3,713		Eagle Materials, Inc.	572,619
5,170		Fortune Brands Home & Security, Inc.	519,740
10,008		Leggett & Platt, Inc.	404,223
1,574		Lennox International, Inc.	486,397
8,301		Louisiana-Pacific Corporation	542,470
8,911		Masco Corporation	587,235
2,575		Mohawk Industries, Inc. (a)	432,265
5,129		Owens Corning	435,144
9,201		PotlatchDeltic Corporation	498,142
3,008		PPG Industries, Inc.	463,743
4,774		Simpson Manufacturing Company, Inc.	550,729
5,528		Trex Company, Inc. (a)	733,953
1,902		Watsco, Inc.	556,734
14,778		Weyerhaeuser Company	555,801
			10,930,385
		Home Furnishings & Home Goods - 12.4%
16,188		Aaron’s Company, Inc.	359,374
172		Amazon.com, Inc. (a)	603,216
23,420		Bed Bath & Beyond, Inc. (a)	429,289
1,455		Costco Wholesale Corporation	784,798
5,685		Floor & Decor Holdings, Inc. - Class A (a)	732,853
12,160		MillerKnoll, Inc.	461,350
5,951		iRobot Corporation (a)	451,740
13,361		La-Z-Boy, Inc.	446,124
3,415		Middleby Corporation (a)	596,532
904		RH (a)	527,195
1,959		Sherwin-Williams Company	648,899
5,361		Sleep Number Corporation (a)	427,701
2,484		Target Corporation	605,699
15,216		Tempur Sealy International, Inc.	651,853
3,938		Walmart, Inc.	553,801
1,773		Wayfair, Inc. - Class A (a)	439,420
2,397		Whirlpool Corporation	521,923
3,397		Williams-Sonoma, Inc.	661,871
			9,903,638
		Home Improvement Retailers - 6.9%
6,885		Home Depot, Inc.	2,758,200
11,341		Lowe’s Companies, Inc.	2,773,895
			5,532,095
		Homebuilders - 13.8%
11,801		DR Horton, Inc.	1,152,958
24,792		KB Home	991,432
11,347		Lennar Corporation - Class A	1,192,002
19,458		MDC Holdings, Inc.	930,871
10,126		Meritage Homes Corporation (a)	1,142,820
230		NVR, Inc. (a)	1,201,828
19,254		PulteGroup, Inc.	963,278
37,510		Taylor Morrison Home Corporation (a)	1,165,061
17,814		Toll Brothers, Inc.	1,130,655
46,064		Tri Pointe Homes, Inc. (a)	1,150,218
			11,021,123
		Mortgage Lenders & Servicers - 9.4%
26,617		AGNC Investment Corporation	406,974
54,112		Annaly Capital Management, Inc.	438,307
11,287		Bank of America Corporation	501,933
35,988		Chimera Investment Corporation	572,209
9,835		Citizens Financial Group, Inc.	464,900
2,508		First Republic Bank	525,827
31,110		Huntington Bancshares, Inc.	461,672
2,949		JPMorgan Chase & Company	468,390
2,974		M&T Bank Corporation	436,018
48,044		New Residential Investment Corporation	510,708
2,488		PNC Financial Services Group, Inc.	490,136
21,166		Regions Financial Corporation	481,527
28,211		Rocket Companies, Inc. - Class A	437,271
7,911		Truist Financial Corporation	469,201
69,944		Two Harbors Investment Corporation	411,271
10,395		Wells Fargo & Company	496,673
			7,573,017
		Property, Title & Mortgage Insurance - 4.6%
3,515		Allstate Corporation	382,151
10,300		Fidelity National Financial, Inc.	503,773
7,373		First American Financial Corporation	546,929
33,582		MGIC Investment Corporation	473,506
19,527		Old Republic International Corporation	467,867
4,902		Progressive Corporation	455,592
21,167		Radian Group, Inc.	431,172
3,037		Travelers Companies, Inc.	446,287
			3,707,277
		Real Estate Technology, Brokerage & Services - 2.8%
6,516		Black Knight, Inc. (a)	465,699
5,646		CoStar Group, Inc. (a)	439,033
13,792		RE/MAX Holdings, Inc. - Class A	379,142
25,334		Realogy Holdings Corporation (a)	384,823
8,958		Redfin Corporation (a)	364,501
4,221		Zillow Group, Inc. - Class C (a)	229,074
			2,262,272
		Residential REITs & Real Estate Operators - 32.0% (b)
23,773		American Campus Communities, Inc.	1,230,015
28,283		American Homes 4 Rent - Class A	1,133,866
23,718		Apartment Income REIT Corporation	1,203,926
152,815		Apartment Investment and Management Company - Class A (a)	1,132,359
5,352		AvalonBay Communities, Inc.	1,278,432
8,710		Camden Property Trust	1,438,979
25,339		CubeSmart	1,366,279
15,237		Equity LifeStyle Properties, Inc.	1,238,768
14,295		Equity Residential	1,219,507
3,719		Essex Property Trust, Inc.	1,262,377
7,398		Extra Space Storage, Inc.	1,479,600
64,806		Independence Realty Trust, Inc.	1,587,747
30,009		Invitation Homes, Inc.	1,213,564
6,805		Mid-America Apartment Communities, Inc.	1,403,531
21,117		NexPoint Residential Trust, Inc.	1,574,906
3,903		Public Storage	1,277,764
6,468		Sun Communities, Inc.	1,219,735
23,158		UDR, Inc.	1,313,753
19,754		Ventas, Inc.	926,858
14,576		Welltower, Inc.	1,160,541
			25,662,507
		TOTAL COMMON STOCKS (Cost $62,845,066)	76,592,314

		SHORT-TERM INVESTMENTS - 0.5%
407,334		First American Government Obligations Fund, Class X, 0.03% (c)	407,334
		TOTAL SHORT-TERM INVESTMENTS (Cost $407,334)	407,334
		TOTAL INVESTMENTS - 96.0% (Cost $63,252,400)	76,999,648
		Other Assets in Excess of Liabilities - 4.0%	3,180,738
		NET ASSETS - 100.0%	$80,180,386

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.
	(a)	Non-income producing security.
	(b)
The Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

	(c)	Rate shown is the annualized seven-day yield as of November 30, 2021.
	REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$76,592,314	$-	$-	$76,592,314
Short-Term Investments	407,334	-	-	407,334
Total Investments in Securities	$76,999,648	$-	$-	$76,999,648
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.